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                               THE DIRECTOR M PLUS
                             SEPARATE ACCOUNT THREE
                         HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-119422

      SUPPLEMENT DATED AUGUST 2, 2005 TO YOUR PROSPECTUS DATED MAY 2, 2005




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               SUPPLEMENT DATED AUGUST 2, 2005 TO YOUR PROSPECTUS

The following disclosure is added under the sub-section "Other Information" under the Section "The Hartford's Principal First and The Hartford's Principal First Preferred":

"The Hartford's Principal First or The Hartford's Principal First Preferred may be elected when you purchase your Contract or anytime after your first Contract Anniversary."

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5270